Reserves (Details) - Schedule of Equity Based Premium Reserve - USD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Schedule of Equity Based Premium Reserve [Abstract]
Balance at beginning		$ 8,077,191		$ 6,612,641		$ 1,490,588
Options issued to advisors	[1]	684,000
Issues of new options – placement	[2]	108,257
Equity instruments issued to management and directors		3,191,640	[3]	1,464,550	[3]	600,043
Balance at ending		$ 12,061,087		$ 8,077,191		$ 6,612,641

[1]	During the year ended 30 June 2023, the Company issued 9,000,000 options to Ryba LLC pursuant to the mandate executed between the companies in November 2021. As the transaction between the Company and APIRx was deemed complete on 04 August 2022 the options were issued.
[2]	During the year ended 30 June 2023, the Company issued 105,800,651 options to existing shareholders for nominal amount as part of a loyalty placement offer.
[3]	Relates to the amortization of shares and options issued as share-based payments during the current and prior periods.